Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2021	$ 2,398,500	$ 10,350,000
Change in valuation inputs	(1,798,912)	(7,951,500)
Fair value as of March 31, 2022	599,588	2,398,500
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2021	2,398,500	10,350,000
Change in valuation inputs	(1,798,912)	(7,951,500)
Fair value as of March 31, 2022	599,588	2,398,500
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2021	4,797,000	20,700,000
Change in valuation inputs	(3,597,824)	(15,903,000)
Fair value as of March 31, 2022	$ 1,199,176	$ 4,797,000